Annual Fund Operating Expenses - Invesco Select Risk Growth Investor Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.03%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.78%
Class R
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.28%
Class S
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	0.93%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	0.78%
Class R6
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	0.70%
Class R5
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	0.70%